Reserves	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
RESERVES	RESERVES
The following table summarizes the changes in the Company’s reserves during the years ended December 31, 2024 and 2023:

	Note	Share-based compensation	Equity component of convertible notes	Other	Total
Balance – December 31, 2022		$19,695	$18,539	$3,386	$41,620
Equity component of 2023 Convertible Notes issued	13(b)	—	31,688	—	31,688
Exercise of stock options and settlement of RSUs and pRSUs	19(b),(c)	(3,896)	—	—	(3,896)
Share-based compensation	19(d)	9,665	—	—	9,665
Balance – December 31, 2023		25,464	50,227	3,386	79,077
Conversion of 2019 Convertible Notes	13(d), 19(b)	—	(12,216)	—	(12,216)
Exercise of stock options and settlement of RSUs and pRSUs	19(b),(c)	(6,882)	—	—	(6,882)
Share-based compensation	19(d)	10,297	—	—	10,297
Modification of 2019 & 2020 Convertible Notes	13(c),(d)	—	3,824	—	3,824
Balance – December 31, 2024		$28,879	$41,835	$3,386	$74,100